CAPITAL STOCK (Common Stock and Preferred Stock) (Details) (USD $)	Aug. 31, 2013	Aug. 31, 2012
CAPITAL STOCK [Abstract]
Common stock, Authorized	1,500,000,000	1,500,000,000
Common stock, Par value	$ 0.01	$ 0.01
Preferred Stock Authorized	20,000,000
Preferred stock, Par value	$ 0.01
Preferred stock, Outstanding	0	0
Common stock, Outstanding	529,029,712	534,373,880